Schedule of Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts payable	$ 25,247,351	$ 19,826,473
Accrued liabilities	9,143,870	3,776,074
Net	$ 34,391,221	$ 23,602,547